Stock Incentive Plan	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Incentive Plan
14.	Stock Incentive Plan

On December 31, 2009, the Company’s Board of Directors awarded 5,100 restricted shares, as adjusted to reflect the reverse stock split effective December 2, 2013, to its non-executive directors, executive officers and certain of Manager’s employees. The remaining unvested restricted shares amounted to 1,000 were vested on December 31, 2013.

For the year ended December 31, 2013, the recognized stock based compensation expense in relation to the restricted shares granted is $42. All the cost has been recognized.

Presented below is a table reflecting the activity in the restricted shares, options, Class A warrants, Class W warrants and Class Z Warrants from January 1, 2011 through December 31, 2013, as adjusted to reflect the reverse stock split effective December 2, 2013:

	Restricted Shares	Options	Class A Warrants	Class W Warrants	Class Z Warrants	Total	Average Exercise Price	Options Exercisable	Class A Warrants Exercisable	Class W Warrants Exercisable	Class Z Warrants Exercisable	Total	Average Exercise Price

01-Jan-11	2,680	240	3,000	0	33,100	39,020	$1,276	240	3,000	0	33,100	36,340	$1,276
Options vested	—	—	—	—	—	—		—	—	—	—	—
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Options expired	—	—	—	—	—	—		—	—	—	—	—
Warrants exercised	—	—	—	—	(177)	(177)		—	—	—	(177)	(177)
Warrants expired	—	—	(3,000)	—	(32,923)	(35,923)		—	(3,000)	—	(32,923)	(35,923)
Restricted shares vested	—	—	—	—	—	—		—	—	—	—	—
Restricted shares forfeited	(280)	—	—	—	—	(280)		—	—	—	—	—

31-Dec-11	2,400	240	—	—	—	2,640	$2,063	240	—	—	—	240	$2,063
Options vested	—	—	—	—	—	—		—	—	—	—	—
Options forfeited	—	—	—	—	—	—		—	—	—	—	—
Options expired	—	(240)	—	—	—	(240)		(240)	—	—	—	(240)
Warrants exercised	—	—	—	—	—	—		—	—	—	—	—
Warrants expired	—	—	—	—	—	—		—	—	—	—	—
Restricted shares vested	(1,400)	—	—	—	—	(1,400)		—	—	—	—	—
Restricted shares forfeited	—	—	—	—	—	—		—	—	—	—	—

31-Dec-12	1,000	—	—	—	—	1,000	$—	—	—	—	—	—	$—
Restricted shares vested	(1,000)	—	—	—	—	(1,000)	—	—	—	—	—	—
31-Dec-13	—	—	—	—	—	—	$—	—	—	—	—	—	$—